Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	VIRTUS ASSET TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001018593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2018
Prospectus Date	rr_ProspectusDate	Jul. 23, 2018
Virtus Seix High Grade Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Seix High Grade Municipal Bond Fund
Supplement [Text Block]	vat_SupplementTextBlock

Virtus Seix High Grade Municipal Bond Fund,

each a series of Virtus Asset Trust

Supplement dated November 30, 2018, to the Summary Prospectuses dated July 23, 2018,

and the Virtus Asset Trust Statutory Prospectus,

dated July 23, 2018, each as supplemented

Important Notice to Investors

Effective December 1, 2018, the funds' investment adviser, Virtus Fund Advisers, LLC, will implement more favorable expense limitation arrangements. These changes are described in more detail below.

Under “Fees and Expenses” in the fund's summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for current fiscal year, as annualized.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:
Virtus Seix High Grade Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFLTX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[2]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.77%	[3]
Share Status	rr_ExpenseExampleByYearColumnName	Sold
1 Year	rr_ExpenseExampleYear01	$ 351
3 Years	rr_ExpenseExampleYear03	556
5 Years	rr_ExpenseExampleYear05	778
10 Years	rr_ExpenseExampleYear10	$ 1,414
Share Status	rr_ExpenseExampleNoRedemptionByYearCaption	Held
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 351
3 Years	rr_ExpenseExampleNoRedemptionYear03	556
5 Years	rr_ExpenseExampleNoRedemptionYear05	778
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,414
Virtus Seix High Grade Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCFTX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[2]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.62%	[3]
Share Status	rr_ExpenseExampleByYearColumnName	Sold
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	458
10 Years	rr_ExpenseExampleYear10	$ 1,049
Share Status	rr_ExpenseExampleNoRedemptionByYearCaption	Held
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 63
3 Years	rr_ExpenseExampleNoRedemptionYear03	253
5 Years	rr_ExpenseExampleNoRedemptionYear05	458
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,049
Virtus Seix High Grade Municipal Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VTHMX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[2]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.92%	[3]
Share Status	rr_ExpenseExampleByYearColumnName	Sold
1 Year	rr_ExpenseExampleYear01	$ 342
3 Years	rr_ExpenseExampleYear03	567
5 Years	rr_ExpenseExampleYear05	811
10 Years	rr_ExpenseExampleYear10	$ 1,510
Share Status	rr_ExpenseExampleNoRedemptionByYearCaption	Held
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 342
3 Years	rr_ExpenseExampleNoRedemptionYear03	567
5 Years	rr_ExpenseExampleNoRedemptionYear05	811
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,510

[1]	Restated to reflect current fees and expenses.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.75% for Class A Shares, 0.60% for Class I Shares and 0.90% for Class T Shares through April 30, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.
[4]	Estimated for current fiscal year, as annualized.